Inventories (Details) - Schedule of inventories - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Inventories (Details) - Schedule of inventories [Line Items]
Inventories	$ 5,105,770	$ 1,387,549
Robots at warehouse [Member]
Inventories (Details) - Schedule of inventories [Line Items]
Inventories	5,553,859	1,387,160
Robots in transit [Member]
Inventories (Details) - Schedule of inventories [Line Items]
Inventories		389
Security equipment [Member]
Inventories (Details) - Schedule of inventories [Line Items]
Inventories	494,793
Impairment provision for inventories [Member]
Inventories (Details) - Schedule of inventories [Line Items]
Inventories	$ (942,882)